OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
OTHER ASSETS, NET
Schedule of detailed information about other assets

Other Assets, net	December 31, 2021	December 31, 2020
In millions of COP
Tax advance(1)	1,643,171	1,205,870
Marketable and non-marketable for sale assets	850,688	856,527
Other receivables(2)	777,830	891,811
Assets pledged as collateral	472,443	295,260
Prepaid expenses	454,595	376,608
Receivables related to abandoned accounts(3)	386,451	276,087
Receivable Sales of goods and service	198,453	93,417
Accounts receivable from contracts with customers(4)	182,672	177,991
Taxes receivable	141,624	49,069
Operating leases	109,122	80,056
Balance in credit card clearing house	90,627	163,813
Commission for letters of credit	74,320	24,702
Debtors	19,483	15,723
Others	350,970	213,828
Total other assets	5,752,449	4,720,762
Allowance others	(791)	(1,560)
Total other assets, net	5,751,658	4,719,202
(1)	The balance in favor of taxes for the year 2020, requested during the year 2021, is in process with the DIAN.
(2)	The other receivables are mainly comprised by factoring importations, bank acceptances, reconciling entries from correspondent banks, tax receivables from DIAN, derivative receivables,debt securities and spot transactions, TIP interests, FRECH interest subsidized by the government, among others.
(3)	The item corresponds to receivables related to the application of the Colombian Law 1777 of February 1, 2016, which establishes that entities holding accounts deemed abandoned must transfer the related amounts to a fund constituted and regulated by the Icetex (Governmental entity responsible for promoting high quality education in Colombia).
(4)	See Note 25.3 Fees and commissions.